Tax Expense	12 Months Ended
Dec. 31, 2010
Tax Expense [Abstract]
TAX EXPENSE

24.	TAX EXPENSE

The tax (expense) benefit comprises:

	Year Ended December 31,
	2008	2009	2010

Current Tax	$(21.8)	$(8.5)	$64.2
Deferred Tax	20.2	6.0	(40.4)

	$(1.6)	$(2.5)	$(23.8)

Suntech Power is a tax exempted company incorporated in the Cayman Islands.

Power Solar BVI and Bright Path are tax exempted companies incorporated in the BVI.

Suntech Japan is subject to Japan’s corporate (national), inhabitants and enterprise (local) taxes which, when aggregated, result in a normal effective statutory tax rate of approximately 41%.

Suntech Swiss is located in Switzerland and is subject to a federal corporate income tax rate of approximately 6%.

Suntech America is subject to US federal corporate income tax rate of 35% and California’s income tax rate of approximately 9%.

Kuttler is incorporated in Germany and is subject to a 30% corporate tax rate.

Wuxi Suntech is governed by the Foreign Income Tax Law of PRC (“Foreign Income Tax Laws”). The standard statutory income tax rate in the PRC changed to 25% from 33% on January 1, 2008. Although the “2-year exemption and 3-year 50% tax deduction” tax preference expired at the end of 2007, Wuxi Suntech received preferential tax treatment as a “High and New Technology Enterprise” (“HNTE”), effective from September 24, 2008, from the relevant tax authorities on December 1, 2008. It is entitled to a preferential tax rate of 15% for three years ended September 24, 2011. Whether Wuxi Suntech can be qualified for HNTE afterwards is uncertain, therefore, the Company calculated the deferred tax to be realized in and after 2011 using the tax rate of 25%. If Wuxi Suntech can renew the title of HNTE on September 24, 2011 and afterwards, the deferred tax asset will decrease by $14.0 million.

Luoyang Suntech is located in Luoyang’s High and New Technology Zone and is subject to a 25% statutory income tax rate. As a manufacturing oriented Foreign Invested Enterprise (“FIE”), it is exempt from income taxes for its first two profitable years of operation after taking into account any tax losses carried forward from prior years (from 2008 to 2009), and a 50% tax deduction for the succeeding three years thereafter (from 2010 to 2011). Luoyang Suntech received preferential tax treatment as a HNTE from the relevant tax authorities on December 30, 2009.

Shenzhen Suntech is located in the Shenzhen Special Zone and as was established before the promulgation date of the new EIT Law and were entitled to a preferential lower tax rate of 15%. Shenzhen Suntech was provided a five-year transition period starting from the effective date of the new Enterprise Income Tax Law (“EIT Law”). 2009 was the first transition year and the uniform tax rates in 2009, 2010, 2011 and 2012 were 18%, 20%, 22% and 24% respectively.

SEE is incorporated in China and subject to an income tax rate of 25%.

Kuttler Automation Systems (Suzhou) Co., Ltd is in China and has been approved to be qualified as a “High and New Technology Enterprise” (“HNTE”) in April 2010. As a result, it is entitled to a preferential enterprise income tax rate of 15%.

Uncertain tax positions

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. From inception to 2010, the Company, excluding the US subsidiaries, is subject to examination of the PRC tax authorities. The Company classifies interest and penalties associated with taxes as income tax expense. Such charges were immaterial in 2009.

The U.S. subsidiary’s federal income tax returns for 2008, 2009 and 2010 and Maryland state income tax returns for 2008 through 2010 are open tax years, subject to examination by the relevant tax authorities.

The Company recognized additional liabilities related to unrecognized tax benefits totaling $2.0 million during year 2010 as a result of its income generated through module sales made through Suntech Swiss to European countries. The liabilities were classified as long term taxes payable in the accompanying consolidated balance sheets. A reconciliation of the Company’s unrecognized tax benefit from January 1, 2010 to December 31, 2010 is provided in the following table.

	2008	2009	2010

Beginning of year	$0.8	$1.0	$1.0
Addition	—	—	2.0
Translation	0.2	0	0.1

Ending of year	$1.0	$1.0	$3.1

The principal components of the deferred income tax assets and liabilities are as follows:

	At December 31,
	2009		2010
	Assets	Liabilities	Assets	Liabilities

Net loss carried forward	$25.9	$—	$28.7	$—
Accrued warranty costs	12.9	—	17.0	—
Depreciation of property, plant and equipment	6.8	—	4.3	(1.0)
Provision for inventories and purchase commitments	4.4	—	3.9	—
Provision for pension	1.5	—	1.3	—
Provision for doubtful accounts	1.1	—	—	—
Government grant	1.1	—	2.2	—
Pre-operating expense	1.3	—	0.1	—
Sales commission fee	1.0	—	1.1	—
Accrued other expenses	2.9	—	5.1	—
Intangible assets	0.1	(55.0)	—	(55.7)
Accrual Payroll	—	—	5.9	—
Unrealized fair value adjustments	1.4	—	6.1	—
Unrealized investment gain	—	—	—	(4.7)
Impairment of long-lived assets	—	—	14.1	—
Others	0.3	—	2.4	—

	60.7	(55.0)	92.2	(61.4)
Valuation allowance	(28.0)	—	(23. 8)	—

	$32.7	$(55.0)	$68.4	$(61.4)

Deferred tax assets/(liabilities) are analyzed as:
Current	$10.8	$—	$29.3	$(6.7)
Non-current	21.9	(55.0)	39.1	(54.7)

Total	$32.7	$(55.0)	$68.4	$(61.4)

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company believe it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2010. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2009, are subject to a 10% withholding income tax. In addition, under certain tax treaties between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Company certified that the undistributed earnings of the Group’s PRC subsidiaries of $304.3 million as of December 31, 2010 is permanently reinvested, therefore, no provision for PRC dividend withholding tax has been provided thereon.

The effective income tax rate differs from the PRC enterprise income rate of 25% for the reason set forth as follows:

	Year Ended December 31,
	2008	2009	2010

PRC Enterprise Income tax	25%	25%	25%
Effect of different tax rate of subsidiaries	21%	(11)%	(46)%
Losses with no tax benefit	47%	19%	96%
Other expenses not deductible for tax purpose	47%	5%	18%
Other income not taxable	(4)%	(2)%	(2)%
Tax exemption and tax relief granted to the Company	(130)%	(34)%	(39)%
Deferred tax effect due to tax rate change	(1)%	1%	(9)%

Valuation allowance	—	—	(7)%

Effective income tax rate(1)(2)	5%	3%	36%

(1)	The denominator used to calculate the effective tax rate for year 2010 is the total of (a) Earnings before income taxes, noncontrolling interest and equity in net earnings (loss) of affiliates of $10.9 million and (b) a taxable equity gain of $56.1 million included in total equity in net earnings (loss) of affiliates of $250.8 million in the consolidated income statement.

(2)	The increase of effective income tax rate for the year ended December 31, 2010 is primarily due to a significant increase of taxable income of Wuxi Suntech as a result of the nondeductability of certain sales concession.

The aggregate amount and per share effect of tax holidays are as follows:

	Year Ended December 31,
	2008	2009	2010

The aggregate dollar effect (in millions)	$41.5	$31.9	$27.2

Per share effect — basic	$0.27	$0.19	$0.15

Per share effect — diluted	$0.24	$0.19	$0.15